Related party transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

19. Related party transactions

Related parties

The following was a list of related parties which the Group had transactions with:

No.	Names of related parties	Relationship
1	Zhongchi Chezhigu Internet Technology (Qingdao) Co. Ltd (“Zhongchi Chezhigu”)	A company significantly influenced by the Group
2	Beijing Zhongchi Chi Fu Management Consulting Center (limited partnership) (“Zhongchi Chi Fu Management”)	A non-controlling shareholder of a subsidiary
3	Beijing Qichuang Zhongteng Investment Management Center (limited partnership) (“Beijing Qichuang”)	Shareholder of the Group; A company significantly influenced by Dr. Houqi Zhang
4	Beijing Yonyou Innovation Investment Center (limited partnership) (“Yonyou Innovation”)	Shareholder of the Group
5	Dr. Houqi Zhang	Principal shareholder of the Group
6	Mr. Hui H. Zhang	Senior management of the Group
7	Shenzhen Innovation Investment Group Co. Ltd (“Shenzhen Innovation”)	Shareholder of the Group
8	Ms. Jun J. Wang	Senior management of the Group
9	Changsha Qixin Zhongying Enterprise Consulting and Management Center (limited partnership) (“Changsha Qixin”)	Shareholder of the Group
10	Beijing Qizhi Zhongchi Investment Management Center (limited partnership) (“Beijing Qizhi”)	Shareholder of the Group; A company controlled by Dr. Houqi Zhang
11	Beijing Anrong Innovation Management Technology Center (limited partnership) (“Beijing Anrong”)	Shareholder of the Group
12	Changsha Tongjie Technology Co. Ltd (“Changsha Tongjie”)	A company significantly influenced by the Group
13	Mr. Jun Lian	Senior management of the Group
14	Huashui Yixing (Beijing) Tax Agents Co., Ltd (“Huashui Yixing”)	A company under common controlled with a shareholder
15	Mr. Yufeng Bai	Senior management of a subsidiary
16	Henan Zhongqi Alliance Automobile Service Co., Ltd (“Henan Zhongqi”)	A company significantly influenced by Mr. Yufeng Bai
17	Beijing Zhongchi Chefu Data Technology Co., Ltd.	A company under controlled with a principal shareholder
18	Changsha Chitong Technology Co. Ltd (“Changsha Chitong”)	A company significantly influenced by the Group
19	Beijing Qifu Future Consulting Service Center (Limited Partnership) (“Qifu Future”)	Shareholder of the Group
20	Ms. Yalin Shen	Spouse of Dr. Houqi Zhang

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

Related party transactions

The Group had the following significant related party transactions for the years ended September 30, 2022, 2023 and 2024:

	For the years ended September 30,
	2022	2023	2024

Collection and settlement of loan to related parties
Beijing Qichuang	$3,524	$106	$69
Dr. Houqi Zhang	-	87	-
Mr. Jun Lian	-	14	-
Others	23	10	1
Total	$3,547	$217	$70

Proceeds from borrowings from related parties
Dr. Houqi Zhang (1)	$-	$1,823	$629
Qifu Future	-	-	304
Mr. Jun Lian	-	535	268
Ms. Jun J. Wang	-	-	214
Mr. Hui H. Zhang	-	14	151
Others	-	3	-
Total	$-	$2,375	$1,566

Repayment and settlement of borrowings to related parties
Dr. Houqi Zhang	$1,565	$2,092	$390
Qifu Future	-	-	305
Mr. Jun Lian	-	535	236
Ms. Jun J. Wang	-	43	97
Mr. Hui H. Zhang	-	14	97
Zhongchi Chi Fu Management	-	-	21
Changsha Qixin	591	-	-
Others	31	-	-
Total	$2,187	$2,684	$1,146

Loan to related parties
Qifu Future	$-	$-	$83
Zhongchi Chefu Data	-	-	34
Changsha Tongjie	49	5	-
Others	87	77	-
Total	$136	$82	$117

Related parties transferred the loan principal lent to the Company and related interest to Dr. Houqi Zhang
Huashui Yixing to Dr. Houqi Zhang	-	502	-
Zhongchi Chi Fu Management to Dr. Houqi Zhang	-	-	83

Advance to Dr. Houqi Zhang (2)	-	156	-

Advance to Dr. Houqi Zhang and offset between loan from Dr. Houqi Zhang	-	-	153

(1)	Dr. Houqi Zhang and Ms. Yalin Shen provided personal guarantees for certain bank loans to the Group, see Note 10 Borrowings for details.
(2)	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of September 30,
		2023	2024
Related parties	Nature
Changsha Tongjie (3)	Loan to related party	$1,018	$1,058
Mr. Yufeng Bai (3)	Loan to related party	284	295
Beijing Qichuang	Loan to related party	154	89
Others	Others	295	254
Total		$1,751	$1,696
Less: allowance of credit losses (4)		(1,348)	(1,402)
Amounts due from related parties, net		$403	$294

(5)	The Group has recorded full allowance on loan to Changsha Tongjie, Henan Zhongqi and Mr. Yufeng Bai as of September 30, 2023 and 2024 as the collectability is remote.
(6)	The total credit losses for the related party receivables were US$72, US$1,476 and nil for the years ended September 30, 2022, 2023 and 2024, respectively.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2023	2024
Related parties	Nature
Dr. Houqi Zhang	Loan from related party	$218	$400
Ms. Jun J. Wang	Loan from related party	103	227
Zhongchi Chi Fu Management	Loan from related party	103	-
Others	Others	54	140
Total		$478	$767

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)